SCHEDULE OF USEFUL LIFE OF INTANGIBLE ASSETS (Details)	12 Months Ended
Dec. 31, 2023
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Useful Life	5 years
Customer list [member]
IfrsStatementLineItems [Line Items]
Useful Life	5 years
Film library [member]
IfrsStatementLineItems [Line Items]
Useful Life	8 years 6 months
Trade names, trademarks, domain names, and licenses [member]
IfrsStatementLineItems [Line Items]
Useful Life	Indefinite